Capital Management - Bank EBITDA (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Net income (loss) - basic		$ 1,613,600	$ (2,438,964)
Financing and interest		111,159	125,441
Unrealized foreign exchange (gain) loss		(1,905)	9,232
Unrealized financial derivatives loss		103,631	18,500
Current income tax expense		1,272	574
Deferred income tax expense (recovery)		79,968	(160,967)
Depletion and depreciation		464,580	486,380
Depletion and depreciation			486,380
Gain on dispositions		(9,666)	(901)
Impairment (impairment reversal)	$ 2,588,488	(1,542,414)	2,360,220
Share-based compensation		6,389	7,216
Exploration and evaluation		15,212	14,011
Interest on lease obligations		(223)	(448)
Early redemption expense		(1,851)	(3,312)
Non-cash other income		$ (2,857)	$ (2,128)